PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation	$ 49,011	$ 125,631